Fair Value Measurement - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value Disclosures [Abstract]
Fair value assets transferred from level 1 to level 2	¥ 0		¥ 0
Fair value assets transferred from level 2 to level 1	0		0
Fair value assets transferred into level 3	0		0
Fair value assets transferred out of level 3	0		¥ 0
Impairment charge	¥ 7,590,000	$ 1,104